NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2022
NON-CONTROLLING INTEREST.
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2022
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$993,771
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(7,296,511)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(4,972,129)	(1,520,225)	(893,405)	(292,265)	(43,635)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,584)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,194,303
Total non-controlling interests	¥5,109,643	¥3,804,148	¥(167,129)	¥(1,520,225)	(14,973,405)	¥(7,746,968)	$(1,156,656)

	As of December 31, 2022
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$964,875
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(7,084,354)
Unappropriated retained earnings (deficit)	3,477,493	4,184,740	(5,512,944)	(1,541,330)	(896,497)	(288,538)	(41,826)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,451)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,043,272
Total non-controlling interests	¥5,109,643	¥4,372,887	¥(707,944)	¥(1,541,330)	(14,976,497)	¥(7,743,241)	$(1,122,484)